Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Dividends received	$ 14,421	$ 42,692	$ 31,113